Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 113	$ 0
Derivative assets	2,350	5,623
Accrued liabilities/ Advances from affiliates	(7,004)	(11,200)
Current portion of derivative liabilities	(83,412)	(52,083)
Derivative liabilities	(186,321)	(182,338)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities/ Advances from affiliates	(5,903)	(6,833)
Current portion of derivative liabilities	(24,802)	(41,028)
Derivative liabilities	(109,808)	(56,276)
Interest Rate Swaption [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	113	0
Derivative assets	2,010	5,623
Accrued liabilities/ Advances from affiliates	0	0
Current portion of derivative liabilities	(8,404)	0
Derivative liabilities	(13,259)	(6,406)
Currency swaps [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities/ Advances from affiliates	(1,101)	(1,181)
Current portion of derivative liabilities	(49,606)	(9,755)
Derivative liabilities	(63,254)	(117,846)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	340	0
Accrued liabilities/ Advances from affiliates	0	(3,186)
Current portion of derivative liabilities	(600)	(1,300)
Derivative liabilities	$ 0	$ (1,810)